CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 1,075,222	$ 262,890	$ 3,343,833	$ 1,154,671
Cost of Revenue	765,608	187,261	2,353,056	886,872
Gross profit	309,614	75,629	990,777	267,799
OPERATING EXPENSES:
Consulting fees	137,016	67,442	583,350	1,033,079
Professional and legal fees	74,818	103,843	293,269	224,401
Investor relations	43,784	112,439	168,177	340,188
General and administrative	690,972	295,025	5,410,440	3,670,475
Impariment of goodwill				762,985
Operating expenses	946,590	578,749	6,455,236	6,031,128
LOSS FROM OPERATIONS	(636,976)	(503,120)	(5,464,459)	(5,763,329)
OTHER INCOME (EXPENSE):
Interest expense	(127,330)	(73,194)	(393,611)	(158,860)
Amortization of debt discounts	(448,290)	(73,394)	(1,662,068)	(650,672)
Loss on settlement of debt	(41,264)
Loss on change in fair value of derivative liability	(708,932)	(616,983)	(604,289)	(1,187,048)
Loss on change in fair value of investments				(346,000)
Gain on disposal of subsidiary			55,694
Other income (expense)	(1,325,816)	(763,571)	(2,604,274)	(2,342,580)
LOSS BEFORE INCOME TAXES	(1,962,792)	(1,266,691)	(8,068,733)	(8,105,909)
Income taxes	0	0	0	0
NET LOSS	(1,962,792)	(1,266,691)	(8,068,733)	(8,105,909)
Loss (income) attributable to non-controlling interests	42,361	(662)	163,001	57,359
NET LOSS ATTRIBUTABLE TO SINGLEPOINT, INC. STOCKHOLDERS	$ (1,920,431)	$ (1,267,353)	$ (7,905,732)	$ (8,048,550)
Net loss per share - basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Loss attributable to non-controlling interests			$ 163,001	$ 57,359
Weighted average number of common shares outstanding - basic	1,717,758,784	1,282,900,570	1,504,104,112	1,135,490,624